Share-based Payment - Summary of Stock Option Plan (Details) - Stock Option Plan - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance	$ 37.41	$ 65.91
Weighted average exercise price, Granted	1.59	25.41
Weighted average exercise price, Forfeited/Cancelled	18.04	37.41
Weighted average exercise price, Expired	50.79	89.90
Weighted average exercise price, Options outstanding, Ending balance	18.23	37.41
Weighted average exercise price, Options exercisable	$ 20.79	$ 56.68
Options outstanding, Beginning balance	306,321	121,208
Granted	229,715	286,554
Forfeited/Cancelled	(68,385)	(94,298)
Expired	(50,318)	(7,143)
Options outstanding , Ending balance	417,333	306,321
Options exercisable	260,801	102,883